Loans and Allowance for Loan Losses - Average Recorded Investment and Interest Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	$ 6,464,000	$ 2,703,000
With no related allowance recorded, Interest Recognized For The Period Ended	185,000	6,000
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	10,317,000	5,213,000
With an allowance recorded, Interest Recognized For The Period Ended	123,000	159,000
Total average recorded investment	16,781,000	7,916,000
Total interest income recognized For the Period Ended	308,000	165,000
Commercial, financial, and agricultural
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	1,629,000	805,000
With no related allowance recorded, Interest Recognized For The Period Ended	144,000	0
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	2,395,000	1,097,000
With an allowance recorded, Interest Recognized For The Period Ended	48,000	40,000
Residential real estate
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	1,692,000	685,000
With no related allowance recorded, Interest Recognized For The Period Ended	28,000	0
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	2,564,000	3,583,000
With an allowance recorded, Interest Recognized For The Period Ended	45,000	88,000
Residential real estate | Construction
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	48,000	0
With an allowance recorded, Interest Recognized For The Period Ended	0	0
Commercial real estate
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	2,975,000	1,062,000
With no related allowance recorded, Interest Recognized For The Period Ended	13,000	6,000
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	4,830,000	334,000
With an allowance recorded, Interest Recognized For The Period Ended	22,000	28,000
Commercial real estate | Construction
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	162,000	145,000
With no related allowance recorded, Interest Recognized For The Period Ended	0	0
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	367,000	0
With an allowance recorded, Interest Recognized For The Period Ended	0	0
Installment and other consumer
With no related allowance recorded:
With no related allowance recorded, Average Recorded Investment	6,000	6,000
With no related allowance recorded, Interest Recognized For The Period Ended	0	0
With an allowance recorded:
With an allowance recorded, Average Recorded Investment	113,000	199,000
With an allowance recorded, Interest Recognized For The Period Ended	$ 8,000	$ 3,000